Note 11 - Deposits (Details Textual) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Time Deposits, at or Above FDIC Insurance Limit	$ 393.7	$ 269.3
Mortgage Loans and Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Restricted	$ 33.2	$ 29.8